Profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit on disposal of intangible assets
Profit on disposal of registrations	£ 15,664	£ 24,720	£ 14,709
Player loan income	2,720	1,079	3,410
Total profit on disposal of intangible assets	£ 18,384	£ 25,799	£ 18,119